Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	R$ 34	R$ 345
Amounts recognized in income (loss) (1+2+3)	(499)	(33)
1 - Cost of current service	(75)	(69)
2 - Cost of past service	(418)	0
3 - Net interest	(6)	36
Amounts recognized in stockholders' equity (4+5+6)	(645)	(292)
4 - Effects on asset ceiling	560	(63)
5 - Remeasurements	(1,222)	(238)
6 - Exchange variation	17	9
Other (7+8+9+10)	27	14
8 - Benefits paid	35	19
9 - Contributions from sponsor	(18)	(16)
10 - Contributions from parcipants	10	11
Amounts end of the period	(1,083)	34
BD and CV Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(349)	(120)
Amounts recognized in income (loss) (1+2+3)	(100)	(75)
1 - Cost of current service	(75)	(69)
2 - Cost of past service	0	0
3 - Net interest	(25)	(6)
Amounts recognized in stockholders' equity (4+5+6)	(387)	(234)
4 - Effects on asset ceiling	384	(126)
5 - Remeasurements	(788)	(117)
6 - Exchange variation	17	9
Other (7+8+9+10)	94	80
9 - Contributions from sponsor	84	69
10 - Contributions from parcipants	10	11
Amounts end of the period	(742)	(349)
BD and CV Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	18,808	17,588
Amounts recognized in income (loss) (1+2+3)	1,769	1,700
2 - Cost of past service	0	0
3 - Net interest	1,769	1,700
Amounts recognized in stockholders' equity (4+5+6)	3,239	580
5 - Remeasurements	3,245	566
6 - Exchange variation	(6)	14
Other (7+8+9+10)	(1,084)	(1,060)
8 - Benefits paid	(1,178)	(1,140)
9 - Contributions from sponsor	84	69
10 - Contributions from parcipants	10	11
Amounts end of the period	22,732	18,808
BD and CV Plans [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(15,493)	(14,491)
Amounts recognized in income (loss) (1+2+3)	(1,514)	(1,454)
1 - Cost of current service	(75)	(69)
2 - Cost of past service	0	0
3 - Net interest	(1,439)	(1,385)
Amounts recognized in stockholders' equity (4+5+6)	(3,884)	(688)
5 - Remeasurements	(3,907)	(683)
6 - Exchange variation	23	(5)
Other (7+8+9+10)	1,178	1,140
8 - Benefits paid	1,178	1,140
Amounts end of the period	(19,713)	(15,493)
BD and CV Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(3,664)	(3,217)
Amounts recognized in income (loss) (1+2+3)	(355)	(321)
2 - Cost of past service	0	0
3 - Net interest	(355)	(321)
Amounts recognized in stockholders' equity (4+5+6)	258	(126)
4 - Effects on asset ceiling	384	(126)
5 - Remeasurements	(126)
Amounts end of the period	(3,761)	(3,664)
CD Plans [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	665	722
Amounts recognized in income (loss) (1+2+3)	60	67
2 - Cost of past service	0	0
3 - Net interest	60	67
Amounts recognized in stockholders' equity (4+5+6)	3	(39)
4 - Effects on asset ceiling	176	63
5 - Remeasurements	(173)	(102)
Other (7+8+9+10)	(102)	(85)
9 - Contributions from sponsor	(102)	(85)
Amounts end of the period	626	665
CD Plans [member] | Net assets [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	1,604	1,634
Amounts recognized in income (loss) (1+2+3)	151	157
2 - Cost of past service	0	0
3 - Net interest	151	157
Amounts recognized in stockholders' equity (4+5+6)	(178)	(102)
5 - Remeasurements	(178)	(102)
Other (7+8+9+10)	(102)	(85)
9 - Contributions from sponsor	(102)	(85)
Amounts end of the period	1,475	1,604
CD Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(939)	(912)
Amounts recognized in income (loss) (1+2+3)	(91)	(90)
2 - Cost of past service	0	0
3 - Net interest	(91)	(90)
Amounts recognized in stockholders' equity (4+5+6)	181	63
4 - Effects on asset ceiling	176	63
5 - Remeasurements	5
Amounts end of the period	(849)	(939)
Other post employment benefits [member]
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(282)	(257)
Amounts recognized in income (loss) (1+2+3)	(459)	(25)
2 - Cost of past service	(418)	0
3 - Net interest	(41)	(25)
Amounts recognized in stockholders' equity (4+5+6)	(261)	(19)
5 - Remeasurements	(261)	(19)
Other (7+8+9+10)	35	19
8 - Benefits paid	35	19
Amounts end of the period	R$ (967)	R$ (282)